SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
USE OF ESTIMATES
(a)	USE OF ESTIMATES: The preparation of the consolidated financial statements in conformity with United States generally accepted accounting principles, or US GAAP, requires the Group’s management to make estimates and assumptions about current and future events that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.

Future events and their effects cannot be determined with absolute certainty. Therefore, the determination of estimates requires the exercise of judgment based on various assumptions and other factors such as historical experience, current and expected economic conditions, and in some cases actuarial techniques. Actual results ultimately may differ from those estimates.

The more significant areas requiring the use of management estimates and assumptions relate to mineral reserves that are the basis of future cash flow estimates and unit-of-production depreciation, depletion and amortization calculations; environmental, reclamation and closure obligations; asset impairments (including impairments of goodwill, long-lived assets, and investments); valuation of share-based compensation; income taxes; valuation allowances for deferred tax assets; and reserves for contingencies and litigation.

CONSOLIDATION
(b)	CONSOLIDATION: The Group’s financial statements include the financial statements of Sibanye Gold and its subsidiaries, and its share of results of investments in associates. A company in which the Group has, directly or indirectly, through subsidiary undertakings, a controlling interest is classified as a subsidiary undertaking. In addition, Sibanye Gold reviews its relationships with other entities to assess if Sibanye Gold is the primary beneficiary of a variable interest entity. If the determination is made that Sibanye Gold is the primary beneficiary, then that entity is consolidated from the date that Sibanye Gold was deemed to have become the primary beneficiary. The results of subsidiaries acquired or disposed of are included in the Group statements from the effective dates of acquisition or excluded from such statements as from the effective dates of disposal. Investments in companies which Sibanye Gold does not control, but where it has the ability to exercise significant influence over their operating and financial policies, are accounted for by the equity method.

Inter-company transactions and balances are eliminated on consolidation. Gains or losses that arise from a change in the Group’s interest in subsidiaries or equity method investees’ are recognized in equity.

Any excess between the purchase price and the fair value of the attributable net assets of subsidiaries and associates at the date of acquisition is capitalized as goodwill.

FOREIGN CURRENCY TRANSACTIONS
(c) (i)	FOREIGN CURRENCY TRANSACTIONS: Foreign currency transactions are recorded at the prevailing exchange rate at the date of the transaction. Monetary assets and liabilities designated in foreign currencies are translated at the exchange rate ruling at period end. Gains and losses arising from these translations are recognized in net income or loss.

(ii)	FUNCTIONAL CURRENCY: The functional currency of the Group’s operations is the South African Rand. The translation differences arising as a result of converting the South African Rand to U.S. dollars (reporting currency) using the current exchange rate method are included as a separate component of shareholder’s equity within Accumulated Other Comprehensive Income.

PROPERTY, PLANT AND EQUIPMENT
(d)	PROPERTY, PLANT AND EQUIPMENT

(i)	MINING ASSETS: Mining assets, including mine development costs and mine plant facilities, are recorded at cost.

The Group capitalizes all underground development costs to access specific ore blocks or other areas of the mine where such costs will provide future economic benefits as a result of establishing proven and probable reserves associated with a specific block or area of operations, even after the reef horizon may have been intersected with the development of the first specific ore block or area of the mine. All costs associated with the development of a specific underground block or area are capitalized until saleable minerals are extracted from that specific block or area. These costs include the cost of shaft sinking and access, the costs of building access ways, lateral development, drift development, ramps, box cuts and other infrastructure development.

The costs incurred to access specific ore blocks or areas of the mine, which only provide an economic benefit over the period during which that ore block or area is being mined, are attributed to earnings using the units-of-production method where the denominator is estimated recoverable ounces of gold contained in proven and probable reserves within that ore block or area. Capitalized costs that provide an economic benefit over the entire mine life, such as the initial primary shaft in an underground complex, will continue to be attributed to earnings using the units-of-production method, where the denominator is the estimated recoverable ounces of gold contained in total accessible proven and probable reserves. Accessible proven and probable reserves, also referred to as “above infrastructure proven and probable reserves”, relate to mineralization which is located at a level at which an operation currently has infrastructure sufficient to allow mining operations to occur.

Interest on borrowings incurred in respect of assets requiring a substantial period of time to prepare for their intended use is capitalized to the date on which the assets are substantially completed and ready for their intended use.

(ii)	LAND: Land is shown at cost and is not depreciated.

(iii)	MINERAL INTERESTS: Mineral interests represent mineral and surface use rights for parcels of land owned by the Group. Mineral interests and other tangible assets include acquired mineral use rights in production, and development. The amount capitalized related to mineral interests and represents its fair value at the time it was acquired, either as an individual asset purchase or as part of a business combination.

Production stage mineral interests represent mineral interests in operating properties that contain proven and probable reserves. Development stage mineral interests represent interests in properties under development that contain proven and probable reserves. The Group’s mineral use rights are enforceable regardless of whether proven or probable reserves have been established. In certain limited situations, the nature of a use right changes from an exploration right to mining right upon the establishment of proven and probable reserves. The Group has the ability and intent to renew mineral use rights where the existing term is not sufficient to recover all identified and valued proven and probable reserves and/or undeveloped mineral interests.

(iv)	AMORTIZATION AND DEPRECIATION OF MINING ASSETS: Mining assets, mine development and evaluation costs, and mine plant facilities are amortized over the life of mine using the units-of-production method, based on estimated above infrastructure proven and probable ore reserves. Proven and probable reserves reflect estimated quantities of economically recoverable reserves, which can be recovered in future from known mineral deposits. Amortization and depreciation calculations are generally based on the Group’s most recent life-of-mine plan and annual above infrastructure reserve declarations as approved by the Gold Fields Board of Directors. However, if management becomes aware of significant changes in its above infrastructure reserves ahead of the scheduled updates, management would update its amortization and depreciation calculations and then subsequently notify the Gold Fields Board of Directors.

(v)	AMORTIZATION OF MINERAL INTERESTS: Mineral interests associated with production stage mineral interests are amortized over the life-of-mine using the units-of-production method in order to match the amortization with the expected underlying future cash flows. Mineral interests associated with development and exploration stage mineral interests are not amortized until such time as the underlying property is converted to the production stage.

(vi)	DEPRECIATION OF NON-MINING ASSETS: Other non-mining assets are recorded at cost and depreciated on a straight-line basis over their expected useful lives as follows:

Vehicles —20.0%

Computers —33.3%

Furniture and Equipment —10.0%

(vii)	MINING EXPLORATION: Expenditure on exploration activities is expensed as incurred. Such expenditure includes the costs incurred for purposes of upgrading resources from one category to another or for purposes of upgrading resources to proven and probable reserves, even when in close proximity to the Group’s development and production stage properties. When it has been determined that a property can be economically developed as a result of establishing proven and probable reserves, costs incurred prospectively to develop the property are capitalized as mine development costs.

(viii)	IMPAIRMENT: The Group reviews and tests the carrying amounts of long-lived assets, which include development costs, when events or changes in circumstances suggest that the carrying amount may not be recoverable. For impairment purposes, assets are grouped at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. The lowest level at which such cash flows are generated is generally at an individual operating mine, even if the individual operating mine is included in a larger mine complex.

If there are indications that an impairment may have occurred, the Group prepares estimates of expected future cash flows for each group of assets. Expected future cash flows are based on a probability-weighted approach applied to potential outcomes and reflect:

•	estimated sales proceeds from the production and sale of recoverable ounces of gold contained in proven and probable reserves;

•	expected gold prices and currency exchange rates (considering historical and current prices, price trends and related factors);

•

expected future operating costs and capital expenditures to produce proven and probable gold reserves based on approved life-of-mine plans that assume current plant capacity, but exclude the impact of inflation; and

•	expected cash flows associated with value beyond proven and probable reserves, which include the expected cash outflows required to develop and extract the value beyond proven and probable reserves.

The impairment analysis first compares the total estimated cash flows on an undiscounted basis to the carrying amount of the asset, including goodwill, if any. If the undiscounted cash flows are less than the carrying amount of the asset, a second step is performed. The Group records a reduction of a group of assets to fair value as a charge to net income or loss if discounted expected future cash flows are less than the carrying amount. The Group estimates fair value by discounting the expected future cash flows using a discount factor, adjusted for inflation, that reflects the risk-free rate of interest for a term consistent with the period of expected cash flows.

Management’s estimate of future cash flows is subject to risk and uncertainties. It is therefore reasonably possible that changes could occur which may affect the recoverability of the Group’s mining assets.

INCOME TAXES
(e)	INCOME TAXES: Deferred taxation is calculated on the comprehensive basis using the balance sheet (assets and liabilities) approach. Deferred tax liabilities and assets are recognized by applying expected tax rates to the temporary differences existing at each reporting date between the tax values and their carrying amounts. These temporary differences are expected to result in taxable or deductible amounts in determining taxable profits for future periods when the carrying amount of the asset is recovered or the liability is settled. The effect on deferred tax of any changes in tax rates is recognized in net income or loss during the period in which the change occurs.

The principal temporary differences arise from depreciation on property, plant and equipment, provisions, unutilized capital allowances and tax losses carried forward. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets if it is more likely than not that such assets will not be realized.

The Group recognizes interest and penalties, if any, in net income or loss as part of the income tax expense.

The Group recognizes the tax benefit from an uncertain tax position only if it is more likely than not the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.

NON-CURRENT INVESTMENTS
(f)	NON-CURRENT INVESTMENTS: Non-current investments comprise (i) monies in environmental trust fund; (ii) equity method investments; and (iii) investments in unlisted companies which are carried at their original costs as the directors believe that the original cost is not materially different from the fair value. Realized gains and losses are included in the determination of net income or loss.

Unrealized losses are included in the determination of net income or loss where it is determined that a decline, other than a temporary decline, in the value of the investment has occurred.

INVENTORIES
(g)
INVENTORIES: Inventories are valued at the lower of cost or market value. The Group’s inventories comprise consumable stores and are valued at average cost, after appropriate provision for surplus and slow moving items.

FINANCIAL INSTRUMENTS
(h)	FINANCIAL INSTRUMENTS: Financial instruments carried on the balance sheet include cash and cash equivalents, bank overdraft, investments, receivables, related party receivables, derivative financial instruments, accounts payable and accrued liabilities, related party payables and long-term loans. The particular recognition method for each financial instrument item is disclosed in its respective significant accounting policy description.

HEDGING
(i)	HEDGING: The Group accounts for its hedging activities in accordance with Accounting Standards Codification, or ASC, guidance for derivative instruments and hedging activities.

Under ASC 815, all derivatives are recognized on the balance sheet at their fair value, unless they meet the criteria for the normal purchases normal sale exemption. On the date a derivative contract is entered into, the Group designates the derivative as (1) a hedge of the fair value of a recognized asset or liability (fair value hedge), or (2) a hedge of a forecasted transaction (cash flow hedge). Certain derivative transactions, while providing effective economic hedges under the Group’s risk management policies, do not qualify for hedge accounting.

Hedging activities are conducted in accordance with guidelines established by the Audit Committee which allow for the use of various hedging instruments.

Changes in the fair value of a derivative that is highly effective, and that is designated and qualifies as a fair value hedge, are recorded in net income or loss, along with the change in the fair value of the hedged asset or liability that is attributable to the hedged risk.

Changes in the fair value of a derivative that is highly effective, and that is designated and qualifies as a cash flow hedge, are recognized directly in shareholders’ equity. Amounts deferred in shareholders’ equity are included in net income or loss in the same period during which the hedged firm commitment or forecasted transaction affects net income or loss.

Recognition of derivatives which meet the criteria for the normal purchases normal sales exception under ASC 815 is deferred until settlement. Under these contracts, the Group must deliver a specified quantity of gold at a future date at a specified price to the contracted counter-party.

Changes in the fair value of derivatives that do not qualify for hedge accounting are recognized in the statement of operations, under the caption entitled gains and losses on financial instruments. The fair value recognized on the balance sheet is included under the caption financial instruments.

The Group formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking derivatives designed as hedges to specific assets and liabilities or to specific firm commitments or forecasted transactions. The Group also formally assesses, both at the hedge inception date and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

CASH AND CASH EQUIVALENTS
(j)	CASH AND CASH EQUIVALENTS: Cash and cash equivalents comprise cash on hand, demand deposits and investments in money market instruments. These are all highly liquid investments with a maturity of three months or less at the date of purchase.

The carrying amount of cash and cash equivalents is stated at cost which approximates fair value.

TRADE RECEIVABLES
(k)	TRADE RECEIVABLES: Trade receivables are carried at anticipated realizable value. Estimates are made for doubtful debts based on a review of all outstanding amounts at period end. Irrecoverable amounts are written off during the period in which they are identified.

PROVISIONS
(l)	PROVISIONS: Provisions are recognized when information is available prior to the issuance of the financial statements which indicates that it is probable that an asset has been impaired or a liability had been incurred at the date of the financial statements and the amount can be reasonably estimated.

REHABILITATION COSTS
(m)	REHABILITATION COSTS: ASC 410 applies to legal obligations associated with the retirement of a long-lived asset that result from the acquisition, construction, development and/or the normal operation of a long-lived asset.

Under ASC 410 the Group records the fair value of a liability for an asset retirement obligation in the period in which it is incurred. When the liability is initially recorded, the Group correspondingly capitalizes the cost by increasing the carrying value of the related long-lived asset. Over time, the liability is increased (accretion) to reflect an interest element considered in its initial measurement at fair value, and the capitalized cost is amortized over the useful life of the related asset. Upon settlement of the liability, the Group will record a gain or loss if the actual cost incurred differs from the liability recorded.

Environmental liabilities, other than rehabilitation costs which relate to liabilities from specific events, are expensed as incurred.

ENVIRONMENTAL TRUST FUNDS
(n)	ENVIRONMENTAL TRUST FUNDS: Contributions are made to the Group’s trust funds, created in accordance with statutory requirements, to fund the estimated cost of pollution control, rehabilitation and mine closure at the end of the life of the mines. Contributions are determined on the basis of the estimated environmental obligation over the life of the mine. Income earned on monies paid to environmental trust funds is accounted for as investment income. The funds contributed to the trusts plus growth in the trust funds are included under investments on the balance sheet.

EMPLOYEE BENEFITS
(o)	EMPLOYEE BENEFITS

(i)	PENSION AND PROVIDENT FUNDS: The Group operates a defined contribution retirement plan and contributes to a number of industry based defined contribution retirement plans. The retirement plans are funded by payments from employees and the Group.

Contributions to defined contribution funds are recognized in net profit or loss.

(ii)	POST-RETIREMENT HEALTH CARE COSTS: Medical coverage is provided through a number of schemes.

The Group has an obligation to provide medical benefits to certain of its pensioners and dependents of ex-employees. These liabilities are unfunded and have been provided in full, calculated on an actuarial basis.

Valuation of these obligations is carried out annually by independent actuaries using appropriate mortality tables, long-term estimates of increases in medical costs and appropriate discount rates.

(iii)

SHARE-BASED COMPENSATION PLANS: Compensation costs recognized in the fiscal years ended December 31, 2012, December 31, 2011 and June 30, 2010 and the six-month period ended December 31, 2010 include: a) compensation cost for all share-based payments granted prior to, but not yet vested as of July 1, 2005, based on the grant-date fair value estimated in accordance with the original provisions of ASC 718, Stock- Based Compensation, and b) compensation cost for all share-based payments granted subsequent to June 30, 2005, based on the grant-date fair value estimated in accordance with the provisions of ASC 718, Stock-Based-Compensation.

REVENUE RECOGNITION
(p)
REVENUE RECOGNITION: Revenue arising from gold and by-product sales is recognized when the risks and rewards of ownership and title pass to the buyer under the terms of the applicable contract, the pricing is fixed and determinable and collectability is reasonably assured. Sales revenue excludes value-added tax but includes the net income or loss arising from hedging transactions from matched gold sales contracts, which are designated as normal sales contracts.

DIVIDEND INCOME
(q)	DIVIDEND INCOME: Dividends are recognized when the right to receive payment is established.

INTEREST INCOME
(r)	INTEREST INCOME: Interest is recognized on a time proportion basis taking account of the principal outstanding and the effective rate to maturity on the accrual basis.

DIVIDENDS DECLARED
(s)	DIVIDENDS DECLARED: Dividends proposed are recognized only when the dividends are declared. Dividends are payable in South African Rand.

SEGMENT REPORTING
(t)	SEGMENT REPORTING: The Group is a gold mining company operating in South Africa. The business segments comprise geographical operations based on locations and operating units.

EARNINGS/(LOSS) PER SHARE
(u)	EARNINGS/(LOSS) PER SHARE: Earnings/(loss) per share is calculated based on the net income/(loss) divided by the weighted average number of common shares in issue during the period. Diluted earnings/(loss) per share is presented when the inclusion of potential ordinary shares has a dilutive effect on earnings/(loss) per share.

DISCONTINUED OPERATIONS
(v)	DISCONTINUED OPERATIONS: A discontinued operation is a component of the Group that either has been disposed of, or that is classified as held for sale, and: (i) represents a separate major line of business or geographical area of operations that can be clearly distinguished from the rest of the Group in terms of operations and cash flows or (ii) is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations. Generally, a major line of business is a segment or business unit. Results from discontinued operations until the date of disposal are presented separately as a single amount in the consolidated statements of operations together with any gain or loss from disposal. Results from operations qualifying as discontinued operations as of the balance sheet date for the latest period presented, that have previously been presented as results from continuing operations, are re-presented as results from discontinued operations for all periods presented. The financial information of discontinued operations is excluded from the respective captions in the consolidated statements of operations, cash flows and related notes for all years presented.

RECLASSIFICATIONS
(w)
RECLASSIFICATIONS: Current deferred income and mining tax assets in 2011 have been reclassified from non-current deferred income and mining liabilities to conform to current year presentation. Management does not believe this reclassification materially impacts the 2011 financial statements.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS
(x)	RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

Revenue recognition

In October 2009, the Accounting Standards Codification, or ASC guidance, related to revenue recognition: multiple-deliverable revenue arrangements was updated. The update specifies multiple-deliverable revenue arrangements will be separated in more circumstances than under existing U.S. GAAP requirements. It establishes a selling price hierarchy and requires significant expansion of disclosures relating to multiple-deliverable revenue arrangements. The amendments in this update are effective prospectively for revenue arrangements entered into or modified in fiscal years beginning on or after June 15, 2010. The updated guidance did not impact the Group’s financial statements.

In April 2010, the ASC guidance related to revenue recognition: milestone method of revenue recognition was updated. The amendments provide guidance on the criteria that should be met for determining whether the milestone method of revenue recognition is appropriate. The amendments are effective on a prospective basis for milestones achieved in fiscal years, and interim periods within those years beginning on or after June 15, 2010. The updated guidance did not impact the Group’s financial statements.

Fair value measurements

In January 2010, the ASC guidance related to fair value measurement: improving disclosures about fair value measurements was updated, providing amendments to the guidance which requires entities to disclose separately the amounts of significant transfers in and out of Level 1 (unadjusted quoted prices in active markets that are accessible at the measurement date for identical unrestricted assets or liabilities) and Level 2 (Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly for substantially the full term of the asset or liability) fair value measurements and describe the reasons for the transfers. In addition, entities are required to present separately information about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). The disclosures related to Level 1 and Level 2 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2009. The disclosures related to Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Except for presentation changes, the updated guidance did not impact the Group’s financial statements.

During May 2011, the ASC guidance related to fair value measurement: amendments to achieve common fair value measurement and disclosure requirements in U.S. GAAP and IFRS was issued. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance, additional disclosure requirements to the financial statements or wording changes to align with IFRS. The Group adopted ASU 2011-04 in 2012. It will not have additional disclosure requirements to the financial statements. The updated guidance did not materially impact the Group’s financial statements.

Derivatives and hedging

During March 2010, the ASC guidance related to derivatives and hedging: scope exception related to embedded credit derivatives was updated. The amendments clarify the scope exceptions related to embedded credit derivatives. The amendments are effective from the first fiscal quarter beginning after June 15, 2010. The updated guidance did not impact the Group’s financial statements.

Compensation—stock compensation

During April 2010, the ASC guidance related to compensation – stock compensation: effect of denominating the exercise price of a share-based payment awarded in the currency of the market in which the underlying equity security trades was updated. The update clarifies that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. The amendments are effective for those fiscal years, and interim periods within those fiscal years beginning on or after December 15, 2010. The updated guidance did not impact the Group’s financial statements.

Comprehensive income

During June 2011, the ASC guidance related to comprehensive income: presentation of comprehensive income was updated. The amendments provide an entity with the option to present the components of net income and comprehensive income in either one or two consecutive financial statements. The amendments eliminate the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. An entity should apply the ASU retrospectively. In December 2011, the FASB decided to defer the effective date of those changes in ASU 2011-05 that relate only to the presentation of reclassification adjustments in the statement of income by issuing ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive income in Accounting Standards Update 2011-05. The updated guidance impacted the order of the Group’s primary financial statements.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED

Recently issued accounting pronouncement not yet adopted

Balance sheet

During December 2011, the ASC guidance related to disclosures about offsetting assets and liabilities was updated. The amendments require an entity to disclose information about offsetting and related arrangements to enable users of financial statements to understand the effect of those arrangements on its financial position, and to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under IFRS. The amendments are effective for annual periods beginning January 1, 2013, and interim periods within those annual periods. Retrospective application is required. The Group will implement the provisions of ASU 2011-11 as of January 1, 2013. The guidance is not expected to have an impact on the Group’s financial statements.

Other Comprehensive Income

In February 2013, the FASB issued ASU No. 2013-02, Other Comprehensive Income (Topic 220) Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, or ASU No. 2013-02. The amendments in ASU No. 2013-02 require the Company to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income, either on the face of the income statement or in the notes, if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income in the same reporting period. For other amounts not required by U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures which provide additional information about the amounts. The guidance is effective prospectively for reporting periods beginning after December 15, 2012. As this guidance provides only presentation requirements, the adoption of this standard will not impact the Company’s results of operations, cash flows or financial position.